Provisions (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Beginning balance		$ 37,977
Additions	$ 5,411	11,759
Decreases	(1,989)	(584)
Participation in the results	93	15
Inflation adjustment	(619)	(11,736)
Currency translation adjustment	227	(81)
Used during the year	(1,941)	(857)
Ending balance	37,675	36,493
Legal Claims [Member]
Statement [Line Items]
Beginning balance	36,471	37,970
Additions	5,329	11,759
Decreases	(1,954)	(584)
Participation in the results	0	0
Inflation adjustment	(619)	(11,736)
Currency translation adjustment	227	(81)
Used during the year	(1,941)	(857)
Ending balance	37,513
Investments In Associates And Joint Ventures [Member]
Statement [Line Items]
Beginning balance		7
Additions	82	0
Decreases	(35)	0
Participation in the results	93	15
Inflation adjustment	0	0
Currency translation adjustment	0	0
Used during the year	0	0
Ending balance	$ 162	$ 22